Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Current assets:
Cash and cash equivalents	$ 97,792	$ 169,676
Marketable securities	10,399	148
Accounts receivable, net of allowance for doubtful accounts of $811 and $793 at June 30, 2014 and 2013, respectively	100,829	83,816
Inventories	80,924	101,197
Deferred tax assets	7,042	11,504
Prepaid expenses and other current assets	26,259	26,190
Total current assets	323,245	392,531
Property, plant, and equipment, net of accumulated depreciation, depletion and amortization	469,169	422,447
Deferred tax assets	901	125
Goodwill	43,343	43,177
Other intangible assets	477	477
Investments in unconsolidated affiliates	5,973	5,973
Other assets	2,018	6,893
Total assets	845,126	871,623
Current liabilities:
Accounts payable	46,613	41,039
Short-term debt	59	284
Revolving credit agreements	0	9,000
Share-based liabilities	12,552	17,530
Accrued expenses and other current liabilities	38,758	31,356
Total current liabilities	97,982	99,209
Long-term liabilities:
Revolving credit agreements and other long-term debt	125,145	130,250
Deferred tax liabilities	50,845	37,375
Other long-term liabilities	50,626	58,709
Total liabilities	324,598	325,543
Commitments and contingencies (note 16)
Stockholders' equity:
Common stock, $0.0001 par value. Authorized, 150,000,000 shares; issued, 75,623,454 and 75,588,986 shares at June 30, 2014 and 2013, respectively	8	8
Additional paid-in capital	398,685	399,234
Retained earnings	70,875	70,628
Accumulated other comprehensive income (loss):
Foreign currency translation adjustment	(1,832)	(7)
Pension liability adjustment, net of tax	(3,689)	(4,911)
Unrealized gain on available for sale securities, net of tax	144	0
Total accumulated other comprehensive loss	(5,377)	(4,918)
Treasury stock at cost, 1,874,003 and 282,437 shares at June 30, 2014 and 2013, respectively	(28,966)	(4)
Total Globe Specialty Metals, Inc. stockholders' equity	435,225	464,948
Noncontrolling interest	85,303	81,132
Total stockholders' equity	520,528	546,080
Total liabilities and stockholders' equity	$ 845,126	$ 871,623